World Omni Auto Receivables Trust 2011-B	Exhibit 99.1
Monthly Servicer Certificate
July 31, 2014

Dates Covered
Collections Period	07/01/14 - 07/31/14
Interest Accrual Period	07/15/14 - 08/14/14
30/360 Days	30
Actual/360 Days	31
Distribution Date	08/15/14

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 06/30/14	177,802,403.06	16,022
Yield Supplement Overcollateralization Amount at 06/30/14	2,792,669.88	0
Receivables Balance at 06/30/14	180,595,072.94	16,022
Principal Payments	9,827,297.63	484
Defaulted Receivables	376,718.20	25
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 07/31/14	2,532,891.72	0
Pool Balance at 07/31/14	167,858,165.39	15,513

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	747,078,780.66	40,924

Delinquent Receivables:
Past Due 31-60 days	3,660,302.44	271
Past Due 61-90 days	861,608.23	62
Past Due 91 + days	150,137.46	13
Total	4,672,048.13	346

Total 31+ Delinquent as % Ending Pool Balance	2.78%

Recoveries	248,978.56

Aggregate Net Losses/(Gains) - July 2014	127,739.64

Overcollateralization Target Amount	8,812,553.68
Actual Overcollateralization	8,812,553.68

Weighted Average APR	4.15%
Weighted Average APR, Yield Adjusted	5.54%
Weighted Average Remaining Term	31.48

Flow of Funds	$ Amount

Collections	10,690,922.53
Advances	1,079.51
Investment Earnings on Cash Accounts	1,534.21
Servicing Fee	(150,495.89)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	10,543,040.36

Distributions of Available Funds
(1) Class A Interest	146,408.55
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	31,668.45
(4) Second Priority Principal Distributable Amount	609,611.51
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	8,812,553.68
(7) Distribution to Certificateholders	942,798.17
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	10,543,040.36

Servicing Fee	150,495.89
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	685,531,000.00
Original Class B	19,193,000.00

Total Class A & B
Note Balance @ 07/15/14	168,467,776.90
Principal Paid	9,422,165.19
Note Balance @ 08/15/14	159,045,611.71

Class A-1
Note Balance @ 07/15/14	0.00
Principal Paid	0.00
Note Balance @ 08/15/14	0.00
Note Factor @ 08/15/14	0.0000000%

Class A-2
Note Balance @ 07/15/14	0.00
Principal Paid	0.00
Note Balance @ 08/15/14	0.00
Note Factor @ 08/15/14	0.0000000%

Class A-3
Note Balance @ 07/15/14	61,743,776.90
Principal Paid	9,422,165.19
Note Balance @ 08/15/14	52,321,611.71
Note Factor @ 08/15/14	21.5315275%

Class A-4
Note Balance @ 07/15/14	87,531,000.00
Principal Paid	0.00
Note Balance @ 08/15/14	87,531,000.00
Note Factor @ 08/15/14	100.0000000%

Class B
Note Balance @ 07/15/14	19,193,000.00
Principal Paid	0.00
Note Balance @ 08/15/14	19,193,000.00
Note Factor @ 08/15/14	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	178,077.00
Total Principal Paid	9,422,165.19
Total Paid	9,600,242.19

Class A-1
Coupon	0.41126%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.65000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.96000%
Interest Paid	49,395.02
Principal Paid	9,422,165.19
Total Paid to A-3 Holders	9,471,560.21

Class A-4
Coupon	1.33000%
Interest Paid	97,013.53
Principal Paid	0.00
Total Paid to A-4 Holders	97,013.53

Class B
Coupon	1.98000%
Interest Paid	31,668.45
Principal Paid	0.00
Total Paid to B Holders	31,668.45

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.2526904
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	13.3700075
Total Distribution Amount	13.6226979

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.2032717
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	38.7743423
Total A-3 Distribution Amount	38.9776140

A-4 Interest Distribution Amount	1.1083334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.1083334

B Interest Distribution Amount	1.6500000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.6500000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	64.70
Noteholders' Principal Distributable Amount	935.30

Account Balances	$ Amount

Advances
Balance as of 06/30/14	37,109.27
Balance as of 07/31/14	38,188.78
Change	1,079.51

Reserve Account
Balance as of 07/15/14	1,810,700.07
Investment Earnings	230.69
Investment Earnings Paid	(230.69)
Deposit/(Withdrawal)	-
Balance as of 08/15/14	1,810,700.07
Change	-

Required Reserve Amount	1,810,700.07